CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Short-Term Bank Borrowings	$ 88,370	$ 75,921
Long-Term Bank Borrowings	12,064	13,860
Borrowed Funds, Related Parties	3,341	2,716
Borrowed Funds	346,373	202,725
Financing payables, related parties	117,838	106,869
Other Payables and Accrued Liabilities	73,107	35,806
Income Tax Payable	4,767	3,317
Current liabilities of discontinued operations	11,969	50,445
Non-current liabilities of discontinued operations	$ 915	$ 2,587
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	0	0
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,557,616	23,549,644
Common Stock, Shares, Outstanding (in shares)	23,557,616	23,549,644
Variable Interest Entity
Short-Term Bank Borrowings	$ 79,322	$ 56,363
Long-Term Bank Borrowings	0	0
Borrowed Funds, Related Parties	264	2,716
Borrowed Funds	243,392	202,725
Financing payables, related parties	63,523	58,620
Other Payables and Accrued Liabilities	45,742	14,334
Income Tax Payable	4,591	2,562
Current liabilities of discontinued operations	7,892	9,868
Non-current liabilities of discontinued operations	$ 0	$ 0